Condensed Consolidated Statements of Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Total	Ordinary Shares	Deferred Shares	Deferred B Shares	Deferred C Shares	Common shares Ordinary Shares	Common shares Deferred Shares	Common shares Deferred B Shares	Common shares Deferred C Shares	Additional Paid in Capital	Accumulated other comprehensive loss	Accumulated deficit
Beginning balance (in shares) at Dec. 31, 2021						90,907,830	34,425	88,893,548	1
Beginning balance at Dec. 31, 2021	$ 313,320					$ 4	$ 0	$ 118	$ 0	$ 843,108	$ (8,570)	$ (521,340)
Stockholders' Equity
Share-based compensation expense	8,599									8,599
Vesting of restricted stock (in shares)						76,804
Vesting of restricted stock	0
Exercise of share options (in shares)						147,722
Exercise of share options	117									117
Unrealized loss on foreign currency translation	(38,994)										(38,994)
Net loss	(121,888)											(121,888)
Ending balance (in shares) at Sep. 30, 2022						91,132,356	34,425	88,893,548	1
Ending balance at Sep. 30, 2022	161,154					$ 4	$ 0	$ 118	$ 0	851,824	(47,564)	(643,228)
Beginning balance (in shares) at Jun. 30, 2022						90,909,783	34,425	88,893,548	1
Beginning balance at Jun. 30, 2022	214,521					$ 4	$ 0	$ 118	$ 0	848,370	(33,510)	(600,461)
Stockholders' Equity
Share-based compensation expense	3,337									3,337
Vesting of restricted stock (in shares)						76,804
Vesting of restricted stock	0
Exercise of share options (in shares)						145,769
Exercise of share options	117									117
Unrealized loss on foreign currency translation	(14,054)										(14,054)
Net loss	(42,767)											(42,767)
Ending balance (in shares) at Sep. 30, 2022						91,132,356	34,425	88,893,548	1
Ending balance at Sep. 30, 2022	161,154					$ 4	$ 0	$ 118	$ 0	851,824	(47,564)	(643,228)
Beginning balance (in shares) at Dec. 31, 2022		173,074,510	34,425	88,893,548	1	173,074,510	34,425	88,893,548	1
Beginning balance at Dec. 31, 2022	298,674					$ 8	$ 0	$ 118	$ 0	1,007,625	(38,898)	(670,179)
Stockholders' Equity
Share-based compensation expense	7,948									7,948
Vesting of restricted stock (in shares)						860,213
Vesting of restricted stock	0
Exercise of share options (in shares)						2,071
Exercise of share options	4									4
Unrealized loss on foreign currency translation	5,104										5,104
Net loss	(131,212)											(131,212)
Ending balance (in shares) at Sep. 30, 2023		173,936,794	34,425	88,893,548	1	173,936,794	34,425	88,893,548	1
Ending balance at Sep. 30, 2023	180,518					$ 8	$ 0	$ 118	$ 0	1,015,577	(33,794)	(801,391)
Beginning balance (in shares) at Jun. 30, 2023						173,680,872	34,425	88,893,548	1
Beginning balance at Jun. 30, 2023	229,336					$ 8	$ 0	$ 118	$ 0	1,012,709	(27,957)	(755,542)
Stockholders' Equity
Share-based compensation expense	2,864									2,864
Vesting of restricted stock (in shares)						253,851
Vesting of restricted stock	0
Exercise of share options (in shares)						2,071
Exercise of share options	4									4
Unrealized loss on foreign currency translation	(5,837)										(5,837)
Net loss	(45,849)											(45,849)
Ending balance (in shares) at Sep. 30, 2023		173,936,794	34,425	88,893,548	1	173,936,794	34,425	88,893,548	1
Ending balance at Sep. 30, 2023	$ 180,518					$ 8	$ 0	$ 118	$ 0	$ 1,015,577	$ (33,794)	$ (801,391)